                                  FORM N-SAR
                               SEMI-ANNUAL REPORT
                     FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:    /  /   (a)
             or fiscal year ending:  12/31/99 (b)

Is this a transition report?:(Y/N)  N
                                   ---
Is this an amendment to a previous filing? (Y/N)    N
                                                   ---
Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing form.

1. A. Registrant Name:   MONARCH LIFE INSURANCE COMPANY SEPARATE
                         ACCOUNT VA
   B. File Number:       811-5533
   C. Telephone Number:  (413)784-6196

2. A. Street: ONE MONARCH PLACE
   B. City: SPRINGFIELD   State: MA   D. Zip Code:  01133    Zip Ext.
   E. Foreign Country:

3. Is this the first filing on this form by the Registrant? (Y/N)  N
                                                                  ---
4. Is this the last filing on this form by Registrant? (Y/N)       N
                                                                  ---
5. Is Registrant a small business investment company (SBIC)? (Y/N)
   [If answer is "Y" (Yes) complete only items 89 through 110.]    N
                                                                  ---
6. Is Registrant a unit investment trust (UIT)? (Y/N)
   [If answer is "Y" (Yes) complete only items 111 through 132.]   Y
                                                                  ---
7. A. Is Registrant a series or multiple portfolio company? (Y/N)  N
      [If answer is "N" (No), go to item 8.]                      ---

   B. How many separate series or portfolios did Registrant have at
      the end of the period?               ___

             Re: Monarch Life Insurance Company Separate Account VA
                               File No. 811-5533
                          Annual Report on Form N-SAR
                          ---------------------------


For period ending 12/31/99


123. [/] State the total value of the additional units considered in answering item 122 ($000's omitted)
                                                                            ----
124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current
         period (the value of these units is to be measured on the date they were placed in the subsequent series)
         ($000's omitted)
                                                                            ----
125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an
         affiliated person of the principal underwriter during the
         current period solely from the sale of units of all series of Registrant ($000's omitted)
                                                                            ----
126.     Of the amount shown in item 125, state the total dollar amount sales loads collected from secondary market operations in
         Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
         subsequent series.) ($000's omitted)
                                                                            ----
127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                   Number of  Total Assets     Total Income
                                    Series      (%000's        Distributions
                                   Investing    omitted)     ($000's omitted)
A. U.S. Treasury direct issue       _______   $___________      $___________

B. U.S. Government agency           _______   $___________      $___________

C. State and municipal tax-free     _______   $___________      $___________

D. Public utility debt              _______   $___________      $___________

E. Brokers or dealers debt or debt
   of brokers' or dealers' parent   _______   $___________      $___________

F. All other corporate intermed. &
   long-term debt                   _______   $___________      $___________

G. All other corporate short-term   _______   $___________      $___________

H. Equity securities of brokers or
   dealers or parents of brokers or
   dealers                          _______   $___________      $___________

I. Investment company equity
   securities                       _______   $___________      $___________

J. All other equity securities         1      $      4,549      $
                                    _______    ___________       ___________

K. Other securities                 _______   $___________      $___________

L. Total assets of all series of
   registrant                          1      $      4,549      $
                                    _______    ___________       ___________


For period ending  12/31/99

File number 811-5533

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity
         other than the issuer? (Y/N)                                        ___

         [If answer is "N" (No), go to item 131.]                            Y/N

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the
         end of the current period? (Y/N)                                    ___

         [If answer is "N" (No), go to item 131.]                            Y/N

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129
         derived from insurance or guarantees? (Y/N)                         ___

                                                                             Y/N

131. [/] Total expenses incurred by all series of Registrant during the
         current reporting period ($000's omitted)                         $  62
                                                                           -----
132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

          811-______811-______811-______811-______811-______

          811-______811-______811-______811-______811-______

          811-______811-______811-______811-______811-______

          811-______811-______811-______811-______811-______

          811-______811-______811-______811-______811-______

          811-______811-______811-______811-______811-______

          811-______811-______811-______811-______811-______

          811-______811-______811-______811-______811-______

          811-______811-______811-______811-______811-______

For period ending 12/31/99

File number 811-5533

113. A. [/] Trustee Name:
     B. [/] City:             State:         Zip Code:      Zip Ext.:
        [/] Foreign Country:                 Foreign Postal Code:

113. A. [/] Trustee Name:
     B. [/] City:             State:         Zip Code:      Zip Ext.:
        [/] Foreign Country:                 Foreign Postal Code:

114. A. [/] Principal Underwriter Name:
     B. [/] File Number:
     C. [/] City:             State:         Zip Code:      Zip Ext.:
        [/] Foreign Country:                 Foreign Postal Code:

114. A. [/] Principal Underwriter Name:
     B. [/] File Number:
     C. [/] City:             State:         Zip Code:      Zip Ext.:
        [/] Foreign Country:                 Foreign Postal Code:

115. A. [/] Independent Public Accountant Name:
     B. [/] City:             State:         Zip Code:      Zip Ext.:
        [/] Foreign Country:                 Foreign Postal Code:

115. A. [/] Independent Public Accountant Name:
     B. [/] City:             State:         Zip Code:      Zip Ext.:
        [/] Foreign Country:                 Foreign Postal Code:

                     [MONARCH LIFE INSURANCE COMPANY LOGO]

                         MONARCH LIFE INSURANCE COMPANY





This report is signed on behalf of the depositor in the City of Springfield and Commonwealth of Massachusetts on the 26th day of February, 1999.


MONARCH LIFE INSURANCE COMPANY
SEPERATE ACCOUNT VA

By: Monarch Life Insurance Company
    ------------------------------
    Atilla Aritan
    Vice President & Assistant Treasurer


By: Atilla Aritan
    ------------------------------
    Atilla Aritan
    Vice President & Assistant Treasurer


ATTEST: Larry Humphrey
        Senior Vice President, Chief Financial
         Officer and Treasurer





            ONE MONARCH PLACE - SPRINGFIELD, MA 01133 - 413-784-2000